Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2019
Business and credit concentrations
Schedule of major suppliers

		Year ended March 31,
Suppliers	Note	2017		2018		2019
		RMB	%	RMB	%	RMB	US$	%

Beijing Jingjing Medical Equipment Co., Ltd.	(i)	—	—	—	—	23,741	3,538	30
China Bright Group Co. Limited	(ii)	36,405	52	18,759	24	—	—	—
Hangzhou Baitong Biological Technology Co., Ltd.	(iii)	—	—	7,670	10	—	—	—
Beijing Chengmao Xingye Technology Development Co., Ltd.	(iv)	—	—	7,711	10	—	—	—
Total		36,405	52	34,140	44	23,741	3,538	30

Notes:

(i)	The purchases from Beijing Jingjing were less than 10% of gross purchases for the years ended March 31, 2017 and 2018.

(ii)	The purchases from China Bright Group Co. Limited were less than 10% of gross purchases for the year ended March 31, 2019.

(iii)	The purchases from Hangzhou Baitong Biological Technology Co., Ltd were less than 10% of gross purchases for the years ended March 31, 2017 and 2019.

(iv)	The purchases from Beijing Chengmao Xingye Technology Development Co., Ltd. were less than 10% of gross purchases for the years ended March 31, 2017 and 2019.

The following are individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance in the respective years:

	March 31,
	2018		2019
	RMB	%	RMB	US$	%
Beijing Jingjing Medical Equipment Co., Ltd.	—	—	10,715	1,597	32
Beijing Probe Biological Technology Co., Ltd.	1,141	10	—	—	—

	1,141	10	10,715	1,597	32